Earnings per share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings per share [Abstract]
Earnings per share
The following table reflects the calculation of basic and diluted earnings per share from continuing operations. During each period, certain options, as noted below, were excluded from the calculation of diluted earnings per share because their effect would have been antidilutive.

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2011	2010	2011	2010
Earnings per share – basic:
Income from continuing operations	$35,473	$33,614	$68,029	$67,398
Income allocated to participating securities	(211)	(173)	(325)	(360)
Income available to common shareholders	$35,262	$33,441	$67,704	$67,038

Weighted-average shares outstanding	51,175	51,163	51,221	51,100
Earnings per share – basic	$0.69	$0.65	$1.32	$1.31

Earnings per share – diluted:
Income from continuing operations	$35,473	$33,614	$68,029	$67,398
Income allocated to participating securities	(98)	(173)	(160)	(360)
Re-measurement of share-based awards classified as liabilities	(23)	(4)	13	51
Income available to common shareholders	$35,352	$33,437	$67,882	$67,089

Weighted-average shares outstanding	51,175	51,163	51,221	51,100
Dilutive impact of potential common shares	513	222	489	200
Weighted-average shares and potential dilutive shares outstanding	51,688	51,385	51,710	51,300

Earnings per share – diluted	$0.68	$0.65	$1.31	$1.31

Antidilutive options excluded from calculation	1,449	2,343	1,449	2,343